Revenue (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disaggregation of Revenue [Line Items]
Less: sales tax	¥ 6,358	¥ 3,840	¥ 3,428
Revenue	1,401,780	1,476,347	666,646
Tuition income from education programs [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	343,468	526,397	130,480
Tuition income from complementary training institutes [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	229,011	137,083	123,895
Meal Income [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	259,190	143,475	1,404
Boarding Income [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	88,600	187,672	31,802
Commission Income [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	119,565	142,856	138,587
Consulting service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	113,426	160,469	124,072
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue, Gross	¥ 254,878	¥ 182,235	¥ 119,834